Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 31,143	¥ 26,712
Securities purchased under agreements to resell	10,963	11,072
Securities borrowed	18,069	15,190
Total assets	99,633	85,566
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	15,028	11,485
Securities sold under agreements to repurchase and Securities loaned	10,457	15,083
Long-term borrowings	18,692	15,785
Total liabilities	90,564	78,334
Nonredeemable noncontrolling interests	157	329
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,875	3,333	¥ 2,271
Total non-interest expenses	3,449	2,812	2,105
Income from continuing operations before income taxes	426	521	166
Net income applicable to Morgan Stanley	¥ 459	¥ 349	¥ 100